Maturity analysis for non-derivative financial liabilities (Details) - KRW (₩) ₩ in Millions		Dec. 31, 2019	Dec. 31, 2018
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Borrowings and debt securities		₩ 80,399,789	₩ 72,934,694
Finance lease liabilities		5,757,009	381,742
Trade and other payables		8,545,029	9,063,285
Financial guarantee contracts	[1]	3,338,566	1,310,817
Non-derivative financial liabilities, undiscounted cash flows		98,040,393	83,690,538
Less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Borrowings and debt securities		10,660,737	10,204,471
Finance lease liabilities		686,445	87,709
Trade and other payables		6,014,054	6,348,195
Financial guarantee contracts	[1]	937,091	91,722
Non-derivative financial liabilities, undiscounted cash flows		18,298,327	16,732,097
1~2 Years
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Borrowings and debt securities		10,997,510	9,274,378
Finance lease liabilities		617,449	87,709
Trade and other payables		382,809	150,479
Financial guarantee contracts	[1]	302,186	855,488
Non-derivative financial liabilities, undiscounted cash flows		12,299,954	10,368,054
2~5 Years
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Borrowings and debt securities		27,881,873	28,143,311
Finance lease liabilities		1,717,434	141,074
Trade and other payables		971,469	375,661
Financial guarantee contracts	[1]	32,314	363,607
Non-derivative financial liabilities, undiscounted cash flows		30,603,090	29,023,653
More than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Borrowings and debt securities		30,859,669	25,312,534
Finance lease liabilities		2,735,681	65,250
Trade and other payables		1,176,697	2,188,950
Financial guarantee contracts	[1]	2,066,975	0
Non-derivative financial liabilities, undiscounted cash flows		₩ 36,839,022	₩ 27,566,734

[1]	This represents the total guarantee amounts associated with the financial guarantee contracts. Financial guarantee liabilities which are recognized as of December 31, 2018 and 2019 are KRW15,586 million and KRW 81,357 million, respectively.